United States
Securities and Exchange Commission
Washington D.C. 20549

Form 13F

Form 13F Cover Page

Report for Quarter Ended: March 31, 2006

Institutional Investment Manager Filing this report:
  White Pine Investment Company
							17199 Laurel Park Drive, N.
							Suite # 209
							Livonia, Michigan  48152

Person Signing this Report on Behalf of Reporting Manager:
Name:		David J.Sculati
Title:		Vice President
Phone:		734-464-2532
Signature,			Place,			Date of Signing:
David J. Sculati		Livonia, Michigan	May 19,2006

Report Type:		{X}   13F Holding Report
			{ }   13F Notice
			{ }   13F Combination Report




United States
Securities and Exchange Commission
Washington D.C. 20549

Form 13F

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total		54

Form 13F Information Table Value Total:		$113,196,146.47
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Master List of Securities
As of 03/31/2006

                                     	Class	        Current                    SH/	PUT/   INVSTMT	  OTHER	      VOTING AUTHORITY
Description                          	Title	Symbol  X 1000	      Shares	   PRN	CALL   DSCRETN	  MANAGERS   SOLE   SHARED    NONE

Berkshire Hathaway Cl B              	COM	BRKB       14587	4843	    0	0	SOLE	    0	     4843	0       0
Marathon Oil Corporation             	COM	MRO         6989	91754	    0	0	SOLE	    0	    91754	0	0
Partnerre Ltd                        	COM	PRE         4404	70935	    0	0	SOLE	    0	    70935	0	0
Southwest Airlines Co                	COM	LUV         4108	228327	    0	0	SOLE	    0	   228327	0	0
Pfizer Incorporated                  	COM	PFE         3913	157041	    0	0	SOLE	    0	   157041	0	0
Citigroup                            	COM	C           3873	82007	    0	0	SOLE	    0	    82007	0	0
A T & T Inc. New                     	COM	T           3678	136020	    0	0	SOLE	    0	   136020	0	0
U S G Corporation New                	COM	USG         3410	35905	    0	0	SOLE	    0	    35905	0	0
Washington Mutual Inc                	COM	WM          3327	78068	    0	0	SOLE	    0	    78068	0	0
Ford Motor Company                   	COM	F           3102	389652.206  0	0	SOLE	    0	   389652.206	0	0
Unumprovident Corp                   	COM	UNM         2953	144175	    0	0	SOLE	    0	   144175	0	0
Verizon Communications               	COM	VZ          2930	86033	    0	0	SOLE	    0	    86033	0	0
Potash Corp Sask Inc                 	COM	POT         2844	32280	    0	0	SOLE	    0	    32280	0	0
Intl Business Machines Corp.         	COM	IBM         2807	34036	    0	0	SOLE	    0	    34036	0	0
Transocean, Inc.                     	COM	RIG         2801	34880	    0	0	SOLE	    0	    34880	0	0
Auto Data Processing                 	COM	ADP         2511	54963	    0	0	SOLE	    0	    54963	0	0
Bp P.L.C.                            	COM	BP          2479	35964	    0	0	SOLE	    0	    35964	0	0
General Motors Corp                  	COM	GM          2469	116075	    0	0	SOLE	    0	   116075	0	0
Home Depot Inc                       	COM	HD          2293	54200	    0	0	SOLE	    0	    54200	0	0
Waste Management Inc Del             	COM	WMI         2270	64300	    0	0	SOLE	    0	    64300	0	0
Jones Apparel Group                  	COM	JNY         2214	62600	    0	0	SOLE	    0	    62600	0	0
Microsoft Corp                       	COM	MSFT        2169	79700	    0	0	SOLE	    0	    79700	0	0
Hewlett-Packard Company              	COM	HPQ         2130	64756	    0	0	SOLE	    0	    64756	0	0
J P Morgan Chase & Co.               	COM	JPM         2104	50534	    0	0	SOLE	    0	    50534	0	0
Electronic Data Sys Corp             	COM	EDS         2065	76981	    0	0	SOLE	    0	    76981	0	0
Morgan Stanley                       	COM	MS          2065	32871	    0	0	SOLE	    0	    32871	0	0
Amern Pwr Conversion Cp              	COM	APCC        1898	82150	    0	0	SOLE	    0	    82150	0	0
Merck & Co Inc                       	COM	MRK         1897	53847	    0	0	SOLE	    0	    53847	0	0
Unisys Corp                          	COM	UIS         1812	262927	    0	0	SOLE	    0	   262927	0	0
Reynolds & Reynolds Cl A             	COM	REY         1805	63562	    0	0	SOLE	    0	    63562	0	0
Templeton Dragon Fund                	COM	TDF         1541	71225	    0	0	SOLE	    0	    71225	0	0
Crescent Real Est Eq Co              	COM	CEI         1450	68809	    0	0	SOLE	    0	    68809	0	0
Handleman Company                    	COM	HDL         1336	139200	    0	0	SOLE	    0	   139200	0	0
General Electric Company             	COM	GE          1114	32032	    0	0	SOLE	    0	    32032	0	0
Quantum Cp Dlt & Storag              	COM	DSS         1059	283050	    0	0	SOLE	    0	   283050	0	0
Comerica Incorporated                	COM	CMA          788	13594	    0	0	SOLE	    0	    13594	0	0
Johnson & Johnson                    	COM	JNJ          785	13252	    0	0	SOLE	    0	    13252	0	0
Liz Claiborne, Inc.                  	COM	LIZ          686	16750	    0	0	SOLE	    0	    16750	0	0
Exxon Mobil Corporation              	COM	XOM          662	10883	    0	0	SOLE	    0	    10883	0	0
Apache Corp                          	COM	APA          636	9708        0	0	SOLE	    0	     9708	0	0
Wyeth                                	COM	WYE          621	12798	    0	0	SOLE	    0	    12798	0	0
Anadarko Petroleum Corp              	COM	APC          576	5700	    0	0	SOLE	    0	     5700	0	0
Omnicom Group Inc                    	COM	OMC          518	6219	    0	0	SOLE	    0	     6219	0	0
Winston Hotels Inc                   	COM	WXH          497	43675	    0	0	SOLE	    0	    43675	0	0
Johnson Controls Inc                 	COM	JCI          467	6150	    0	0	SOLE	    0	     6150	0	0
Keane Incorporated                   	COM	KEA          466	29600	    0	0	SOLE	    0	    29600	0	0
Altria Group, Inc.                   	COM	MO           452	6375	    0	0	SOLE	    0	     6375	0	0
Intel Corp                           	COM	INTC         445	22993	    0	0	SOLE	    0	    22993	0	0
Utstarcom Inc                        	COM	UTSI         410	65200	    0	0	SOLE	    0	    65200	0	0
Comcast Corp Class A                 	COM	CMCSA        291	11114	    0	0	SOLE	    0	    11114	0	0
Daimlerchrysler A G                  	COM	DCX          257	4473	    0	0	SOLE	    0	     4473	0	0
Wells Fargo & Co New                 	COM	WFC          230	3600	    0	0	SOLE	    0	     3600	0	0
Federal-Mogul Corp                   	COM	FDMLQ          4	12000	    0	0	SOLE	    0	    12000	0	0
Online Pwr Supply Inc                	COM	OPWR           0	10776	    0	0	SOLE	    0	    10776	0	0
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